INVESTMENT TAX CREDITS (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENT TAX CREDITS
Schedule of non-refundable investment tax credits expiration	The non-refundable investment tax credits expire as follows (in thousands):

FEDERAL ITC
Expires in:
2030	$760
2031	1,000
2032	1,266

$3,026